UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02781

Templeton Funds
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 954 527-7500

Date of fiscal year end: 8/31

Date of reporting period: 2/29/24

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Semiannual Report
Templeton Funds
February 29, 2024
Not FDIC Insured May Lose Value No Bank Guarantee
Templeton Foreign Fund
Templeton International Climate Change Fund
Templeton World Fund
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

franklintempleton.com
Semiannual Report

Contents
Templeton Foreign Fund 2
Templeton International Climate Change Fund 7
Templeton World Fund 12
Financial Highlights and Schedules of Investments 17
Financial Statements 37
Notes to Financial Statements 42
Shareholder Information 57
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
Templeton Foreign Fund
This semiannual report for Templeton Foreign Fund covers
the period ended February 29, 2024 .
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests at least 80% of its
net assets in foreign securities. These securities are
predominantly equity securities of companies located outside the U.S., including developing markets.
Performance Overview
The Fund’s Class A shares posted a +2.87% cumulative total
return for the six months under review. In comparison, the
MSCI All Country World Index (ACWI) ex USA Index-NR,
which measures stock performance in global developed
and emerging markets excluding the U.S., posted a +7.90%
cumulative total return.
1
Please note index performance
information is provided for reference and we do not attempt
to track the index but rather undertake investments on
the basis of fundamental research. You can find more
performance data in the Performance Summary beginning
on page 4 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Geographic Composition
2/29/24
% of Total
Net Assets
Europe 55.4%
Asia 32.2%
North America 9.1%
Short-Term Investments & Other Net Assets 3.3%
Top 10 Industries
2/29/24
% of Total
Net Assets
a
Banks 17.5%
Oil, Gas & Consumable Fuels 9.7%
Semiconductors & Semiconductor Equipment 8.1%
Automobile Components 5.8%
Chemicals 5.7%
Technology Hardware, Storage & Peripherals 5.5%
Broadline Retail 4.8%
Household Durables 4.2%
Aerospace & Defense 3.8%
Insurance 3.5%
Top 10 Countries
2/29/24
a
% of Total
Net Assets
a a
United Kingdom 20.9%
South Korea 11.7%
Netherlands 10.0%
United States 9.1%
Germany 7.1%
France 6.7%
China 6.5%
Japan 5.1%
Hong Kong 3.5%
Taiwan 3.5%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
22
.

Templeton Foreign Fund

franklintempleton.com
Semiannual Report
On December 31, 2023, subsequent to period-end, Herbert
J. Arnett, Jr. (Portfolio Manager) left the firm to pursue
other opportunities. We thank Herbert for his service and
contributions to the Fund.
Thank you for your continued participation in Templeton
Foreign Fund. We look forward to serving your future
investment needs.
Christopher James Peel, CFA
Lead Portfolio Manager
Peter M. Moeschter, CFA
Warren Pustam, CFA
Portfolio Management Team
Top 10 Holdings
2/29/24
Company
Industry, Country
% of Total
Net Assets
a a
Samsung Electronics Co. Ltd. 5.5%
Technology Hardware, Storage & Peripherals,
South Korea
BP plc 4.8%
Oil, Gas & Consumable Fuels, United Kingdom
Shell plc 4.0%
Oil, Gas & Consumable Fuels, Netherlands
Taiwan Semiconductor Manufacturing Co. Ltd. 3.5%
Semiconductors & Semiconductor Equipment,
Taiwan
Lloyds Banking Group plc 3.5%
Banks, United Kingdom
Smurfit Kappa Group plc 3.0%
Containers & Packaging, Ireland
Standard Chartered plc 3.0%
Banks, United Kingdom
Infineon Technologies AG 2.9%
Semiconductors & Semiconductor Equipment,
Germany
CRH plc 2.9%
Construction Materials, United States
ING Groep NV 2.9%
Banks, Netherlands
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of February 29, 2024
Templeton Foreign Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/29/24

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return

Average Annual
Total Return

–
A

6-Month +2.87% -2.75%
1-Year +6.71% +0.80%
5-Year +21.70% +2.84%
10-Year +20.61% +1.31%
Advisor
6-Month +2.92% +2.92%
1-Year +6.98% +6.98%
5-Year +23.11% +4.25%
10-Year +23.64% +2.15%
See page 5 for Performance Summary footnotes.

Templeton Foreign Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the Fund invests in companies in a spe-
cific country or region, the Fund may experience greater volatility than a Fund that is more broadly diversified geographically. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 12/31/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(9/1/23–2/29/24)
Share Class
Net Investment
Income
A $0.1946
C $0.1219
R $0.1758
R6 $0.2234
Advisor $0.2146
Total Annual Operating Expenses

Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.10% 1.14%
Advisor 0.85% 0.89%

Your Fund’s Expenses
Templeton Foreign Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/23
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1,2
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,028.70 $5.53 $1,019.41 $5.50 1.10%
C $1,000 $1,024.60 $9.29 $1,015.69 $9.25 1.85%
R $1,000 $1,027.00 $6.78 $1,018.17 $6.75 1.35%
R6 $1,000 $1,030.40 $3.73 $1,021.19 $3.72 0.74%
Advisor $1,000 $1,029.20 $4.27 $1,020.65 $4.25 0.85%

franklintempleton.com
Semiannual Report
Templeton International Climate Change Fund
This semiannual report for Templeton International Climate
Change Fund covers the period ended February 29, 2024.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks total return over the longer term. Under
normal market conditions, the Fund invests at least 80%
of its net assets in “non-U.S. securities,” as defined in the prospectus. These securities are predominantly equity
securities of companies located outside the U.S., including
developing markets. Under normal market conditions,
the Fund invests predominantly in companies that we
determined to exhibit superior practices in identifying,
adapting and providing solutions to the consequences
of climate change (i.e., companies that, based on our
fundamental analysis and research, are able to successfully
transition to a lower carbon economy).
Performance Overview
The Fund’s Class A shares posted a +4.04% cumulative total
return for the six months under review. In comparison, the
MSCI All Country World Index (ACWI) ex USA Index-NR,
which measures stock performance in global developed
and emerging markets excluding the U.S., posted a +7.90%
cumulative total return.
1
Please note index performance
information is provided for reference and we do not attempt
to track the index but rather undertake investments on
the basis of fundamental research. You can find more
performance data in the Performance Summary beginning
on page 9 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Geographic Composition
2/29/24
% of Total
Net Assets
Europe 58.4%
Asia 21.4%
North America 10.0%
Latin America & Caribbean 1.4%
Short-Term Investments & Other Net Assets 8.8%
Top 10 Industries
2/29/24
% of Total
Net Assets
a
Electrical Equipment 16.2%
Semiconductors & Semiconductor Equipment 11.8%
Banks 11.8%
Automobiles 8.2%
Metals & Mining 7.7%
Electric Utilities 6.6%
Multi-Utilities 6.5%
Containers & Packaging 5.5%
Building Products 5.2%
Independent Power and Renewable Electricity
Producers 3.2%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
29
.

Templeton International Climate Change Fund

franklintempleton.com
Semiannual Report
On December 31, 2023, subsequent to period-end, Herbert
J. Arnett, Jr. (Portfolio Manager) left the firm to pursue
other opportunities. We thank Herbert for his service and
contributions to the Fund.
Thank you for your continued participation in Templeton
International Climate Change Fund. We look forward to
serving your future investment needs.
Craig Cameron, CFA
Tina Sadler, CFA
Portfolio Management Team
Top 10 Holdings
2/29/24
Company
Industry, Country
% of Total
Net Assets
a a
Smurfit Kappa Group plc 5.5%
Containers & Packaging, Ireland
ING Groep NV 5.2%
Banks, Netherlands
Cie de Saint-Gobain SA 5.2%
Building Products, France
Taiwan Semiconductor Manufacturing Co. Ltd. 4.9%
Semiconductors & Semiconductor Equipment,
Taiwan
Prysmian SpA 4.7%
Electrical Equipment, Italy
Honda Motor Co. Ltd. 4.3%
Automobiles, Japan
Standard Chartered plc 4.1%
Banks, United Kingdom
Veolia Environnement SA 4.0%
Multi-Utilities, France
Infineon Technologies AG 3.9%
Semiconductors & Semiconductor Equipment,
Germany
Bayerische Motoren Werke AG 3.9%
Automobiles, Germany
Top 10 Countries
2/29/24
a
% of Total
Net Assets
a a
France 11.4%
United Kingdom 11.2%
Germany 10.2%
United States 10.0%
Japan 7.3%
Denmark 6.1%
Ireland 5.5%
Netherlands 5.2%
Taiwan 4.9%
India 4.8%

Performance Summary as of February 29, 2024
Templeton International Climate Change Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/29/24
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +4.04% -1.68%
1-Year +6.34% +0.49%
5-Year +51.88% +7.49%
Since Inception (6/1/18) +39.02% +4.86%
Advisor
6-Month +4.25% +4.25%
1-Year +6.64% +6.64%
5-Year +53.96% +9.01%
Since Inception (6/1/18) +41.20% +6.19%
See page 10 for Performance Summary footnotes.

Templeton International Climate Change Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. International invest-
ments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. The managers’ en-
vironmental, social and governance (ESG) strategies may limit the types and number of investments available and, as a result, may forgo favourable market opportunities or underperform strategies that are not subject to such criteria. There is no guarantee that the strategy's ESG directives will be successful or will result in better performance.
These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 12/31/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 6/3/22, the Fund began offering Class A shares. Class A performance shown has been calculated as follows: (a) for periods prior to 6/3/22, a restated figure is used based on the Fund’s Advisor Class performance that includes any Rule 12b-1 rate differential that exists between Class A and Advisor Class; and (b) for periods after
6/3/22, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(9/1/23–2/29/24)
Share Class
Net Investment
Income
A $0.2079
C $0.2047
R6 $0.2168
Advisor $0.2137
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.25% 6.28%
Advisor 1.00% 6.03%

Your Fund’s Expenses
Templeton International Climate Change Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x
$7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/23
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1,2
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,040.40 $6.07 $1,018.91 $6.01 1.20%
C $1,000 $1,039.20 $7.44 $1,017.57 $7.36 1.47%
R6 $1,000 $1,042.80 $4.77 $1,020.19 $4.72 0.94%
Advisor $1,000 $1,042.50 $4.75 $1,020.22 $4.69 0.93%

franklintempleton.com
Semiannual Report
Templeton World Fund
This semiannual report for Templeton World Fund covers the
period ended February 29, 2024.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests primarily in the equity
securities of companies located anywhere in the world,
including developing markets. Under normal circumstances,
the Fund will invest in issuers located in at least three
different countries (including the U.S.).
Performance Overview
The Fund’s Class A shares posted a +17.35% cumulative
total return for the six months under review. In comparison, the Fund’s benchmark, the MSCI All Country World Index
(ACWI)-NR, which measures stock performance in global
developed and emerging markets, posted a +11.66%
cumulative total return.
1
Please note index performance
information is provided for reference and we do not attempt
to track the index but rather undertake investments on
the basis of fundamental research. You can find more
performance data in the Performance Summary beginning
on page 14 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Geographic Composition
2/29/24
% of Total
Net Assets
North America 68.5%
Europe 17.4%
Asia 13.1%
Short-Term Investments & Other Net Assets 1.0%
Top 10 Industries
2/29/24
% of Total
Net Assets
a
Semiconductors & Semiconductor Equipment 14.6%
Software 12.2%
Interactive Media & Services 8.8%
Life Sciences Tools & Services 6.8%
Broadline Retail 6.7%
Aerospace & Defense 5.8%
Oil, Gas & Consumable Fuels 5.5%
Health Care Providers & Services 4.1%
Capital Markets 3.8%
Textiles, Apparel & Luxury Goods 3.7%
Top 10 Holdings
2/29/24
Company
Industry, Country
% of Total
Net Assets
a a
Amazon.com, Inc. 6.7%
Broadline Retail, United States
Rolls-Royce Holdings plc 5.7%
Aerospace & Defense, United Kingdom
Microsoft Corp. 4.9%
Software, United States
Alphabet, Inc. 4.8%
Interactive Media & Services, United States
Meta Platforms, Inc. 4.0%
Interactive Media & Services, United States
Salesforce, Inc. 3.9%
Software, United States
Thermo Fisher Scientific, Inc. 3.7%
Life Sciences Tools & Services, United States
Tokyo Electron Ltd. 3.4%
Semiconductors & Semiconductor Equipment,
Japan
Intercontinental Exchange, Inc. 3.3%
Capital Markets, United States
SAP SE 3.3%
Software, Germany
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page 35 .

Templeton World Fund

franklintempleton.com
Semiannual Report
On December 31, 2023, subsequent to period-end, Herbert
J. Arnett, Jr. (Portfolio Manager) left the firm to pursue
other opportunities. We thank Herbert for his service and
contributions to the Fund. Effective March 31, 2024, Peter D.
Sartori was added as Portfolio Manager of the Fund.
Thank you for your continued participation in Templeton
World Fund. We look forward to serving your future
investment needs.
Warren Pustam, CFA
Lead Portfolio Manager
Peter D. Sartori
Christopher James Peel, CFA
Peter M. Moeschter, CFA
Portfolio Management Team
Top 10 Countries
2/29/24
a
% of Total
Net Assets
a a
United States 68.5%
United Kingdom 8.0%
India 5.3%
Germany 5.0%
Japan 3.4%
France 3.4%
Taiwan 3.2%
China 1.2%
Netherlands 1.0%

Performance Summary as of February 29, 2024
Templeton World Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/29/24
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
6-Month +17.35% +10.89%
1-Year +32.28% +24.99%
5-Year +29.98% +4.20%
10-Year +45.03% +3.20%
Advisor
6-Month +17.45% +17.45%
1-Year +32.59% +32.59%
5-Year +31.49% +5.63%
10-Year +48.53% +4.04%
See page 15 for Performance Summary footnotes.

Templeton World Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the Fund invests in companies in a spe-
cific country or region, the Fund may experience greater volatility than a Fund that is more broadly diversified geographically. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(9/1/23–2/29/24)
Share Class
Net Investment
Income
A $0.0938
C $0.0000
R6 $0.1303
Advisor $0.1278
Total Annual Operating Expenses
5
Share Class
A 1.05%
Advisor 0.80%

Your Fund’s Expenses
Templeton World Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/23
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1,2
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,173.50 $5.55 $1,019.76 $5.16 1.03%
C $1,000 $1,168.80 $9.67 $1,015.95 $8.99 1.79%
R6 $1,000 $1,175.60 $4.08 $1,021.11 $3.79 0.75%
Advisor $1,000 $1,174.50 $4.29 $1,020.91 $3.99 0.79%

Templeton Funds
Financial Highlights
Templeton Foreign Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
29, 2024
(unaudited)
Year Ended August 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.78 $6.32 $7.77 $6.22 $6.61 $7.69
Income from investment operations
a
:
Net investment income
b
............. 0.05 0.16 0.13 0.18
c
0.10 0.19
Net realized and unrealized gains (losses) 0.17 1.38 (1.28) 1.46 (0.25) (1.09)
Total from investment operations ........ 0.22 1.54 (1.15) 1.64 (0.15) (0.90)
Less distributions from:
Net investment income .............. (0.19) (0.08) (0.30) (0.09) (0.24) (0.18)
Net asset value, end of period .......... $7.81 $7.78 $6.32 $7.77 $6.22 $6.61
Total return
d
....................... 2.87% 24.57% (15.25)% 26.57% (2.76)% (11.73)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.13% 1.12% 1.16% 1.15% 1.19% 1.15%
Expenses net of waiver and payments by
affiliates .......................... 1.10% 1.10% 1.10% 1.07% 1.10% 1.08%
Net investment income ............... 1.18% 2.20% 1.80% 2.45%
c
1.55% 2.69%
Supplemental data
Net assets, end of period (000’s) ........ $1,549,807 $1,605,982 $1,418,293 $1,990,939 $1,766,365 $2,395,260
Portfolio turnover rate ................ 19.91% 14.85% 29.07% 37.85%
f
42.37%
f
30.81%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.23%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Templeton Funds
Financial Highlights
Templeton Foreign Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
29, 2024
(unaudited)
Year Ended August 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.76 $6.29 $7.70 $6.17 $6.54 $7.49
Income from investment operations
a
:
Net investment income
b
............. 0.02 0.10 0.07 0.13
c
0.05 0.12
Net realized and unrealized gains (losses) 0.17 1.39 (1.27) 1.43 (0.25) (1.05)
Total from investment operations ........ 0.19 1.49 (1.20) 1.56 (0.20) (0.93)
Less distributions from:
Net investment income .............. (0.12) (0.02) (0.21) (0.03) (0.17) (0.02)
Net asset value, end of period .......... $7.83 $7.76 $6.29 $7.70 $6.17 $6.54
Total return
d
....................... 2.46% 23.65% (15.95)% 25.55% (3.42)% (12.40)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.88% 1.87% 1.91% 1.90% 1.94% 1.90%
Expenses net of waiver and payments by
affiliates .......................... 1.85% 1.85% 1.85% 1.82% 1.85% 1.83%
Net investment income ............... 0.44% 1.41% 1.03% 1.81%
c
0.81% 1.94%
Supplemental data
Net assets, end of period (000’s) ........ $18,341 $21,611 $23,962 $39,083 $54,093 $87,160
Portfolio turnover rate ................ 19.91% 14.85% 29.07% 37.85%
f
42.37%
f
30.81%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.58%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Templeton Funds
Financial Highlights
Templeton Foreign Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
29, 2024
(unaudited)
Year Ended August 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.58 $6.16 $7.58 $6.08 $6.47 $7.53
Income from investment operations
a
:
Net investment income
b
............. 0.03 0.14 0.11 0.16
c
0.08 0.17
Net realized and unrealized gains (losses) 0.18 1.35 (1.25) 1.42 (0.24) (1.07)
Total from investment operations ........ 0.21 1.49 (1.14) 1.58 (0.16) (0.90)
Less distributions from:
Net investment income .............. (0.18) (0.07) (0.28) (0.08) (0.23) (0.16)
Net asset value, end of period .......... $7.61 $7.58 $6.16 $7.58 $6.08 $6.47
Total return
d
....................... 2.70% 24.27% (15.54)% 26.29% (3.03)% (11.96)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.38% 1.37% 1.41% 1.40% 1.44% 1.40%
Expenses net of waiver and payments by
affiliates .......................... 1.35% 1.35% 1.35% 1.32% 1.35% 1.33%
Net investment income ............... 0.93% 1.95% 1.57% 2.21%
c
1.33% 2.44%
Supplemental data
Net assets, end of period (000’s) ........ $114,693 $116,518 $103,984 $123,744 $109,187 $127,546
Portfolio turnover rate ................ 19.91% 14.85% 29.07% 37.85%
f
42.37%
f
30.81%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.98%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Templeton Funds
Financial Highlights
Templeton Foreign Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
29, 2024
(unaudited)
Year Ended August 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.63 $6.20 $7.64 $6.12 $6.51 $7.58
Income from investment operations
a
:
Net investment income
b
............. 0.06 0.18 0.15 0.21
c
0.12 0.22
Net realized and unrealized gains (losses) 0.17 1.36 (1.26) 1.43 (0.24) (1.08)
Total from investment operations ........ 0.23 1.54 (1.11) 1.64 (0.12) (0.86)
Less distributions from:
Net investment income .............. (0.22) (0.11) (0.33) (0.12) (0.27) (0.21)
Net asset value, end of period .......... $7.64 $7.63 $6.20 $7.64 $6.12 $6.51
Total return
d
....................... 3.04% 25.02% (14.98)% 27.02% (2.38)% (11.34)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.79% 0.77% 0.81% 0.79% 0.79% 0.77%
Expenses net of waiver and payments by
affiliates .......................... 0.74% 0.74% 0.73% 0.69% 0.70% 0.68%
Net investment income ............... 1.54% 2.57% 2.13% 2.86%
c
1.96% 3.09%
Supplemental data
Net assets, end of period (000’s) ........ $336,318 $341,058 $290,974 $531,344 $594,452 $906,474
Portfolio turnover rate ................ 19.91% 14.85% 29.07% 37.85%
f
42.37%
f
30.81%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.63%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Templeton Funds
Financial Highlights
Templeton Foreign Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
29, 2024
(unaudited)
Year Ended August 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.64 $6.21 $7.64 $6.12 $6.51 $7.58
Income from investment operations
a
:
Net investment income
b
............. 0.05 0.17 0.15 0.20
c
0.11 0.20
Net realized and unrealized gains (losses) 0.17 1.36 (1.26) 1.43 (0.24) (1.07)
Total from investment operations ........ 0.22 1.53 (1.11) 1.63 (0.13) (0.87)
Less distributions from:
Net investment income .............. (0.21) (0.10) (0.32) (0.11) (0.26) (0.20)
Net asset value, end of period .......... $7.65 $7.64 $6.21 $7.64 $6.12 $6.51
Total return
d
....................... 2.92% 24.84% (14.99)% 26.88% (2.57)% (11.53)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.88% 0.87% 0.92% 0.90% 0.94% 0.90%
Expenses net of waiver and payments by
affiliates .......................... 0.85% 0.85% 0.85% 0.82% 0.85% 0.83%
Net investment income ............... 1.45% 2.43% 2.06% 2.80%
c
1.79% 2.94%
Supplemental data
Net assets, end of period (000’s) ........ $637,107 $680,297 $602,921 $620,885 $857,179 $857,482
Portfolio turnover rate ................ 19.91% 14.85% 29.07% 37.85%
f
42.37%
f
30.81%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.57%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Templeton Funds
Schedule of Investments, February 29, 2024 (unaudited)
Templeton Foreign Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks 96.7%
China 6.5%
a
Alibaba Group Holding Ltd. ......... Broadline Retail 7,820,130 $ 71,896,255
b
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 178,413 44,555,079
Prosus NV ..................... Broadline Retail 1,881,844 54,970,015
171,421,349
Denmark 2.0%
c
Orsted A/S , 144A , Reg S ........... Electric Utilities 955,620 53,520,264
France 6.7%
Dassault Aviation SA .............. Aerospace & Defense 230,060 45,485,833
d
Forvia SE ...................... Automobile Components 3,190,019 45,510,836
Kering SA ...................... Textiles, Apparel & Luxury Goods 92,090 42,423,162
Valeo SE ....................... Automobile Components 3,939,213 45,462,967
178,882,798
Germany 7.1%
Continental AG .................. Automobile Components 797,919 64,011,218
c,d
Covestro AG , 144A , Reg S ......... Chemicals 880,795 47,944,137
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 2,158,653 77,514,906
189,470,261
Hong Kong 3.5%
AIA Group Ltd. .................. Insurance 5,497,323 44,315,231
Prudential plc , ( GBP Traded) ........ Insurance 4,433,541 43,684,732
Prudential plc , ( HKD Traded) ........ Insurance 596,770 5,927,799
93,927,762
India 1.9%
HDFC Bank Ltd. ................. Banks 3,009,824 50,845,833
Ireland 3.0%
b
Smurfit Kappa Group plc ........... Containers & Packaging 1,868,210 79,853,795
Japan 5.1%
Honda Motor Co. Ltd. ............. Automobiles 4,674,565 55,547,649
Sumitomo Metal Mining Co. Ltd. ..... Metals & Mining 1,198,173 31,192,330
Sumitomo Mitsui Financial Group, Inc. . Banks 892,043 49,701,442
136,441,421
Netherlands 10.1%
EXOR NV ...................... Financial Services 244,893 26,454,855
ING Groep NV .................. Banks 5,583,978 76,853,005
SBM Offshore NV ................ Energy Equipment & Services 3,949,134 56,083,677
Shell plc ....................... Oil, Gas & Consumable Fuels 3,469,053 107,301,501
266,693,038
Portugal 0.9%
Galp Energia SGPS SA , B ......... Oil, Gas & Consumable Fuels 1,465,775 23,067,118
South Korea 11.7%
KB Financial Group, Inc. ........... Banks 1,246,886 59,315,813
LG Chem Ltd. ................... Chemicals 135,630 46,205,726
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 2,663,491 146,626,505
Shinhan Financial Group Co. Ltd. .... Banks 1,766,381 57,593,281
309,741,325
Spain 0.8%
d
Tecnicas Reunidas SA ............ Energy Equipment & Services 2,417,057 20,492,561

Templeton Funds
Schedule of Investments
Templeton Foreign Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
Sweden 2.2%
b
Securitas AB , B .................. Commercial Services & Supplies 5,513,540 $ 59,309,266
Switzerland 1.7%
Adecco Group AG ................ Professional Services 1,119,253 44,870,602
Taiwan 3.5%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 4,233,044 92,702,081
United Kingdom 20.9%
AstraZeneca plc ................. Pharmaceuticals 297,488 37,500,894
Barratt Developments plc .......... Household Durables 8,825,972 52,076,242
BP plc ......................... Oil, Gas & Consumable Fuels 21,880,182 127,130,449
Imperial Brands plc ............... Tobacco 2,164,156 46,622,757
Lloyds Banking Group plc .......... Banks 155,109,810 91,716,266
Persimmon plc .................. Household Durables 3,517,427 60,619,809
d
Rolls-Royce Holdings plc .......... Aerospace & Defense 12,018,265 56,095,143
b,d
S4 Capital plc ................... Media 9,783,800 4,949,987
Standard Chartered plc ............ Banks 9,305,105 78,677,482
555,389,029
United States 9.1%
Albemarle Corp. ................. Chemicals 406,218 55,997,151
CNH Industrial NV ................ Machinery 4,815,070 57,540,087
CRH plc ....................... Construction Materials 926,279 77,153,136
Freeport-McMoRan, Inc. ........... Metals & Mining 1,351,650 51,105,886
241,796,260
Total Common Stocks (Cost $ 2,207,842,642 ) ....................................
2,568,424,763
Short Term Investments 3.7%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits 3.7%
Canada 3.7%
National Bank of Canada , 5.31% ,
3/01/24 ...................... 65,300,000 65,300,000
Toronto-Dominion Bank (The) , 5.3% ,
3/01/24 ...................... 32,000,000 32,000,000
97,300,000
Total Time Deposits (Cost $ 97,300,000 ) ........................................
97,300,000
a a a a a
Total Short Term Investments (Cost $ 97,300,000 ) ................................
97,300,000
a a a
Total Investments (Cost $ 2,305,142,642 ) 100.4% ................................
$2,665,724,763
Other Assets, less Liabilities (0.4) % ...........................................
(9,458,710)
Net Assets 100.0% ...........................................................
$2,656,266,053
a a a

Templeton Funds
Schedule of Investments
Templeton Foreign Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 56 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Variable interest entity (VIE). See the Fund’s statement of additional information and/or notes to financial statements regarding investments made through a VIE structure. At
February 29, 2024, the aggregate value of these securities was $71,896,255, representing 2.7% of net assets.
b
A portion or all of the security is on loan at February 29, 2024. See Note 1(c).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 29, 2024, the aggregate value of these securities was $101,464,401, representing 3.8% of net assets.
d
Non-income producing.

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The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
29, 2024
(unaudited)
Year Ended August 31,
2023 2022
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................... $11.57 $9.73 $11.44
Income from investment operations
b
:
Net investment income (loss)
c
............................................. (0.01) 0.32 0.03
Net realized and unrealized gains (losses) .................................... 0.48 2.08 (1.74)
Total from investment operations ............................................. 0.47 2.40 (1.71)
Less distributions from:
Net investment income ................................................... (0.21) (0.15) —
Net realized gains ...................................................... — (0.41) —
Total distributions ........................................................ (0.21) (0.56) —
Net asset value, end of period ............................................... $11.83 $11.57 $9.73
Total return
d
............................................................ 4.04% 25.60% (15.03)%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates and expense reduction ............. 4.52% 3.81% 18.81%
Expenses net of waiver and payments by affiliates ................................ 1.20% 1.23% 1.23%
Expenses net of waiver and payments by affiliates and expense reduction .............. 1.20% 1.22% 1.22%
Net investment income (loss) ............................................... (0.14)% 2.81% 1.41%
Supplemental data
Net assets, end of period (000’s) ............................................. $568 $974 $4
Portfolio turnover rate ..................................................... 7.71% 21.51% 35.15%
a
For the period June 3, 2022 (effective date) to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton Funds
Financial Highlights
Templeton International Climate Change Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
29, 2024
(unaudited)
Year Ended August 31,
2023 2022
a
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................... $11.59 $9.71 $11.44
Income from investment operations
b
:
Net investment income (loss)
c
............................................. (0.02) 0.30 0.01
Net realized and unrealized gains (losses) .................................... 0.47 2.12 (1.74)
Total from investment operations ............................................. 0.45 2.42 (1.73)
Less distributions from:
Net investment income ................................................... (0.20) (0.13) —
Net realized gains ...................................................... — (0.41) —
Total distributions ........................................................ (0.20) (0.54) —
Net asset value, end of period ............................................... $11.84 $11.59 $9.71
Total return
d
............................................................ 3.92% 25.64% (15.12)%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates and expense reduction ............. 4.92% 5.44% 18.95%
Expenses net of waiver and payments by affiliates ................................ 1.47% 1.21% 1.98%
Expenses net of waiver and payments by affiliates and expense reduction .............. 1.47% 1.21% 1.97%
Net investment income (loss) ............................................... (0.37)% 2.70% 0.57%
Supplemental data
Net assets, end of period (000’s) ............................................. $15 $12 $4
Portfolio turnover rate ..................................................... 7.71% 21.51% 35.15%
a
For the period June 3, 2022 (effective date) to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton Funds
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Templeton International Climate Change Fund
(continued)
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a
Six Months
Ended
February
29, 2024
(unaudited)
Year Ended August 31,
2023 2022
a
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................... $11.61 $9.73 $11.44
Income from investment operations
b
:
Net investment income
c
.................................................. 0.01 0.26 0.04
Net realized and unrealized gains (losses) .................................... 0.49 2.18 (1.75)
Total from investment operations ............................................. 0.50 2.44 (1.71)
Less distributions from:
Net investment income ................................................... (0.22) (0.15) —
Net realized gains ...................................................... — (0.41) —
Total distributions ........................................................ (0.22) (0.56) —
Net asset value, end of period ............................................... $11.89 $11.61 $9.73
Total return
d
............................................................ 4.28% 25.89% (14.95)%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates and expense reduction ............. 4.76% 7.05% 20.46%
Expenses net of waiver and payments by affiliates ................................ 0.94% 0.94% 0.98%
Expenses net of waiver and payments by affiliates and expense reduction .............. 0.94% 0.94% 0.97%
Net investment income .................................................... 0.16% 2.37% 1.57%
Supplemental data
Net assets, end of period (000’s) ............................................. $5 $5 $4
Portfolio turnover rate ..................................................... 7.71% 21.51% 35.15%
a
For the period June 3, 2022 (effective date) to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton Funds
Financial Highlights
Templeton International Climate Change Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
29, 2024
(unaudited)
Year Ended August 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.62 $9.74 $14.68 $10.71 $8.91 $9.64
Income from investment operations
a
:
Net investment income
b
............. 0.01 0.26 0.18 0.10 0.07 0.27
Net realized and unrealized gains (losses) 0.47 2.18 (4.39) 3.96 2.03 (0.93)
Total from investment operations ........ 0.48 2.44 (4.21) 4.06 2.10 (0.66)
Less distributions from:
Net investment income .............. (0.21) (0.15) (0.13) (0.09) (0.30) (0.05)
Net realized gains ................. — (0.41) (0.60) — — (0.02)
Total distributions ................... (0.21) (0.56) (0.73) (0.09) (0.30) (0.07)
Net asset value, end of period .......... $11.89 $11.62 $9.74 $14.68 $10.71 $8.91
Total return
c
....................... 4.25% 25.88% (29.83)% 37.89% 23.70% (6.75)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates and expense reduction ........ 4.41% 6.25% 9.16% 8.16% 6.48% 9.65%
Expenses net of waiver and payments by
affiliates .......................... 0.93% 0.97% 0.98% 0.97% 0.97% 0.97%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.93% 0.97% 0.97% 0.97%
e
0.97% 0.97%
Net investment income ............... 0.17% 2.39% 1.47% 0.80% 0.74% 2.94%
Supplemental data
Net assets, end of period (000’s) ........ $2,572 $2,500 $1,968 $2,935 $2,142 $1,783
Portfolio turnover rate ................ 7.71% 21.51% 35.15% 53.37% 39.99% 9.55%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Funds
Schedule of Investments, February 29, 2024 (unaudited)
Templeton International Climate Change Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks 91.2%
Chile 1.4%
Antofagasta plc .................. Metals & Mining 1,891 $ 43,448
Denmark 6.1%
a
Orsted A/S, 144A, Reg S ........... Electric Utilities 1,625 91,010
b
Vestas Wind Systems A/S .......... Electrical Equipment 3,637 101,363
192,373
France 11.4%
Cie de Saint-Gobain SA ........... Building Products 2,140 164,989
Valeo SE ....................... Automobile Components 5,858 67,608
Veolia Environnement SA .......... Multi-Utilities 4,095 126,950
359,547
Germany 10.2%
Bayerische Motoren Werke AG ...... Automobiles 1,032 122,085
E.ON SE ....................... Multi-Utilities 6,034 77,057
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 3,442 123,598
322,740
India 4.9%
Kaveri Seed Co. Ltd. .............. Food Products 6,549 52,437
NHPC Ltd. ..................... Independent Power and Renewable Electricity
Producers 95,114 100,767
153,204
Ireland 5.5%
Smurfit Kappa Group plc ........... Containers & Packaging 4,063 173,667
Italy 4.7%
Prysmian SpA ................... Electrical Equipment 2,974 148,434
Japan 7.3%
Honda Motor Co. Ltd. ............. Automobiles 11,495 136,595
Sumitomo Metal Mining Co. Ltd. ..... Metals & Mining 3,642 94,813
231,408
Netherlands 5.2%
ING Groep NV .................. Banks 11,996 165,103
Norway 3.3%
Norsk Hydro ASA ................ Metals & Mining 20,364 104,550
Singapore 3.0%
STMicroelectronics NV ............ Semiconductors & Semiconductor Equipment 2,098 95,273
South Korea 1.3%
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 145 41,087
Spain 0.8%
b
Soltec Power Holdings SA .......... Electrical Equipment 8,535 24,478
Taiwan 4.9%
Taiwan Semiconductor Manufacturing
Co. Ltd., ADR .................. Semiconductors & Semiconductor Equipment 1,198 154,147
United Kingdom 11.2%
AstraZeneca plc ................. Pharmaceuticals 250 31,515
Lloyds Banking Group plc .......... Banks 131,872 77,976
SSE plc ....................... Electric Utilities 5,669 116,516

Templeton Funds
Schedule of Investments
Templeton International Climate Change Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
United Kingdom (continued)
Standard Chartered plc ............ Banks 15,156 $ 128,148
354,155
United States 10.0%
CNH Industrial NV ................ Machinery 6,606 78,942
Schneider Electric SE ............. Electrical Equipment 514 116,839
a
Signify NV, 144A, Reg S ........... Electrical Equipment 4,478 120,350
316,131
Total Common Stocks (Cost $2,362,200) .......................................
2,879,745
Short Term Investments 10.2%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 10.2%
United States 10.2%
c,d
Institutional Fiduciary Trust - Money
Market Portfolio, 4.984% ......... 320,746 320,746
Total Money Market Funds (Cost $320,746) .....................................
320,746
a a a a a
Total Short Term Investments (Cost $320,746 ) ..................................
320,746
a a a
Total Investments (Cost $2,682,946) 101.4% ....................................
$3,200,491
Other Assets, less Liabilities (1.4)% ...........................................
(41,385)
Net Assets 100.0% ...........................................................
$3,159,106
a a a
See Abbreviations on page 56 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 29, 2024, the aggregate value of these securities was $211,360, representing 6.7% of net assets.
b
Non-income producing.
c
See Note 3(f) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Templeton Funds
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a
Six Months
Ended
February
29, 2024
(unaudited)
Year Ended August 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.91 $11.85 $15.52 $12.71 $12.76 $17.24
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.01 0.04 (—)
c
0.20
d
0.16 0.29
Net realized and unrealized gains (losses) 2.39 2.21 (3.44) 2.61 0.45 (2.17)
Total from investment operations ........ 2.40 2.25 (3.44) 2.81 0.61 (1.88)
Less distributions from:
Net investment income .............. (0.09) (0.05) (0.23) — (0.50) (0.67)
Net realized gains ................. — (0.14) — — (0.16) (1.93)
Total distributions ................... (0.09) (0.19) (0.23) — (0.66) (2.60)
Net asset value, end of period .......... $16.22 $13.91 $11.85 $15.52 $12.71 $12.76
Total return
e
....................... 17.35% 19.23% (22.39)% 22.11% 4.47% (10.22)%
Ratios to average net assets
f
Expenses ......................... 1.03%
g
1.04%
g
1.04% 1.03%
g
1.05% 1.05%
g
Net investment income (loss) .......... 0.17% 0.32% (—)%
h
1.42%
d
1.29% 2.06%
Supplemental data
Net assets, end of period (000’s) ........ $2,518,409 $2,289,332 $2,138,297 $3,060,714 $2,831,844 $3,150,057
Portfolio turnover rate ................ 20.00% 47.28% 81.20% 41.83% 52.25% 25.16%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.48%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Templeton Funds
Financial Highlights
Templeton World Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
29, 2024
(unaudited)
Year Ended August 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.21 $11.30 $14.76 $12.18 $12.26 $16.35
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.04) (0.06) (0.10) 0.10
c
0.07 0.13
Net realized and unrealized gains (losses) 2.27 2.11 (3.29) 2.48 0.42 (2.01)
Total from investment operations ........ 2.23 2.05 (3.39) 2.58 0.49 (1.88)
Less distributions from:
Net investment income .............. — — (0.07) — (0.41) (0.28)
Net realized gains ................. — (0.14) — — (0.16) (1.93)
Total distributions ................... — (0.14) (0.07) — (0.57) (2.21)
Net asset value, end of period .......... $15.44 $13.21 $11.30 $14.76 $12.18 $12.26
Total return
d
....................... 16.88% 18.33% (23.01)% 21.18% 3.61% (10.94)%
Ratios to average net assets
e
Expenses ......................... 1.79%
f
1.79%
f
1.81% 1.80%
f
1.82% 1.80%
f
Net investment income (loss) .......... (0.62)% (0.48)% (0.77)% 0.70%
c
0.54% 1.31%
Supplemental data
Net assets, end of period (000’s) ........ $6,345 $6,476 $7,348 $12,585 $18,630 $28,850
Portfolio turnover rate ................ 20.00% 47.28% 81.20% 41.83% 52.25% 25.16%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.24)%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Funds
Financial Highlights
Templeton World Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
29, 2024
(unaudited)
Year Ended August 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.92 $11.86 $15.53 $12.69 $12.73 $17.21
Income from investment operations
a
:
Net investment income
b
............. 0.04 0.08 0.04 0.24
c
0.20 0.34
Net realized and unrealized gains (losses) 2.39 2.19 (3.43) 2.60 0.45 (2.17)
Total from investment operations ........ 2.43 2.27 (3.39) 2.84 0.65 (1.83)
Less distributions from:
Net investment income .............. (0.13) (0.07) (0.28) — (0.53) (0.72)
Net realized gains ................. — (0.14) — — (0.16) (1.93)
Total distributions ................... (0.13) (0.21) (0.28) — (0.69) (2.65)
Net asset value, end of period .......... $16.22 $13.92 $11.86 $15.53 $12.69 $12.73
Total return
d
....................... 17.56% 19.50% (22.14)% 22.38% 4.71% (9.88)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.77% 0.77% 0.78% 0.78% 0.79% 0.77%
Expenses net of waiver and payments by
affiliates .......................... 0.75% 0.75% 0.76% 0.76% 0.76% 0.75%
Net investment income ............... 0.51% 0.61% 0.29% 1.68%
c
1.59% 2.36%
Supplemental data
Net assets, end of period (000’s) ........ $25,244 $38,834 $34,238 $42,010 $38,885 $43,595
Portfolio turnover rate ................ 20.00% 47.28% 81.20% 41.83% 52.25% 25.16%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.74%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton Funds
Financial Highlights
Templeton World Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
29, 2024
(unaudited)
Year Ended August 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.93 $11.86 $15.54 $12.70 $12.74 $17.23
Income from investment operations
a
:
Net investment income
b
............. 0.03 0.07 0.03 0.24
c
0.19 0.33
Net realized and unrealized gains (losses) 2.39 2.21 (3.44) 2.60 0.45 (2.17)
Total from investment operations ........ 2.42 2.28 (3.41) 2.84 0.64 (1.84)
Less distributions from:
Net investment income .............. (0.13) (0.07) (0.27) — (0.52) (0.72)
Net realized gains ................. — (0.14) — — (0.16) (1.93)
Total distributions ................... (0.13) (0.21) (0.27) — (0.68) (2.65)
Net asset value, end of period .......... $16.22 $13.93 $11.86 $15.54 $12.70 $12.74
Total return
d
....................... 17.45% 19.52% (22.22)% 22.36% 4.66% (9.99)%
Ratios to average net assets
e
Expenses ......................... 0.79%
f
0.79%
f
0.81% 0.80%
f
0.81% 0.80%
f
Net investment income ............... 0.41% 0.57% 0.24% 1.64%
c
1.53% 2.31%
Supplemental data
Net assets, end of period (000’s) ........ $117,863 $99,935 $86,424 $115,823 $99,546 $112,891
Portfolio turnover rate ................ 20.00% 47.28% 81.20% 41.83% 52.25% 25.16%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.70%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Funds
Schedule of Investments, February 29, 2024 (unaudited)
Templeton World Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks 99.0%
China 1.2%
Li Ning Co. Ltd. .................. Textiles, Apparel & Luxury Goods 13,117,000 $ 32,453,112
France 3.4%
LVMH Moet Hennessy Louis Vuitton SE Textiles, Apparel & Luxury Goods 72,429 66,114,642
a
SOITEC ....................... Semiconductors & Semiconductor Equipment 168,562 24,680,733
90,795,375
Germany 5.0%
Deutsche Boerse AG .............. Capital Markets 64,586 13,522,163
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 890,349 31,971,474
SAP SE ....................... Software 468,832 87,864,151
133,357,788
India 5.3%
HDFC Bank Ltd. ................. Banks 3,372,604 56,974,381
Reliance Industries Ltd. ............ Oil, Gas & Consumable Fuels 2,362,742 83,178,608
140,152,989
Japan 3.4%
Tokyo Electron Ltd. ............... Semiconductors & Semiconductor Equipment 367,350 91,145,847
Netherlands 1.0%
Shell plc ....................... Oil, Gas & Consumable Fuels 820,598 25,784,941
Taiwan 3.2%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 3,923,559 85,924,476
United Kingdom 8.0%
Barratt Developments plc .......... Household Durables 4,618,075 27,248,216
Persimmon plc .................. Household Durables 1,929,804 33,258,501
a
Rolls-Royce Holdings plc .......... Aerospace & Defense 32,850,961 153,331,563
213,838,280
United States 68.5%
Albemarle Corp. ................. Chemicals 267,990 36,942,421
a
Alphabet, Inc. , A ................. Interactive Media & Services 928,383 128,543,910
a
Amazon.com, Inc. ................ Broadline Retail 1,009,836 178,498,612
Applied Materials, Inc. ............. Semiconductors & Semiconductor Equipment 396,690 79,980,638
a
Booking Holdings, Inc. ............ Hotels, Restaurants & Leisure 15,067 52,264,862
CNH Industrial NV ................ Machinery 4,322,841 51,657,950
Comcast Corp. , A ................ Media 639,971 27,422,757
Equifax, Inc. .................... Professional Services 155,330 42,496,735
Exxon Mobil Corp. ................ Oil, Gas & Consumable Fuels 365,989 38,253,170
Freeport-McMoRan, Inc. ........... Metals & Mining 1,685,753 63,738,321
HCA Healthcare, Inc. .............. Health Care Providers & Services 130,730 40,748,541
a
ICON plc ....................... Life Sciences Tools & Services 256,060 82,097,957
Intercontinental Exchange, Inc. ...... Capital Markets 642,557 88,942,740
Kenvue, Inc. .................... Personal Care Products 699,029 13,281,551
Meta Platforms, Inc. , A ............ Interactive Media & Services 215,782 105,761,232
Micron Technology, Inc. ............ Semiconductors & Semiconductor Equipment 827,576 74,986,661
Microsoft Corp. .................. Software 318,930 131,922,205
a
Salesforce, Inc. .................. Software 340,364 105,111,210
Schneider Electric SE ............. Electrical Equipment 295,530 67,177,927
Target Corp. .................... Consumer Staples Distribution & Retail 196,163 29,997,246
Thermo Fisher Scientific, Inc. ....... Life Sciences Tools & Services 173,317 98,821,887
T-Mobile US, Inc. ................ Wireless Telecommunication Services 228,277 37,277,634
Union Pacific Corp. ............... Ground Transportation 302,613 76,769,892
UnitedHealth Group, Inc. ........... Health Care Providers & Services 138,626 68,425,794

Templeton Funds
Schedule of Investments
Templeton World Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
b
Visa, Inc. , A ..................... Financial Services 287,959 $ 81,388,732
Zimmer Biomet Holdings, Inc. ....... Health Care Equipment & Supplies 196,932 24,490,464
1,827,001,049
Total Common Stocks (Cost $ 1,911,380,386 ) ....................................
2,640,453,857
Short Term Investments 1.5%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits 1.5%
Canada 1.5%
National Bank of Canada , 5.31% ,
3/01/24 ...................... 40,000,000 40,000,000
Total Time Deposits (Cost $ 40,000,000 ) ........................................
40,000,000
a a a a a
Total Short Term Investments (Cost $ 40,000,000 ) ................................
40,000,000
a a a
Total Investments (Cost $ 1,951,380,386 ) 100.5% ................................
$2,680,453,857
Other Assets, less Liabilities (0.5) % ...........................................
(12,592,099)
Net Assets 100.0% ...........................................................
$2,667,861,758
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at February 29, 2024. See Note 1(c).

Templeton Funds
Financial Statements
Statements of Assets and Liabilities
February 29, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Foreign Fund
Templeton
International
Climate Change
Fund
Templeton
World Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $2,305,142,642 $2,362,200 $1,951,380,386
Cost - Non-controlled affiliates (Note 3 f ) ...................... — 320,746 —
Value - Unaffiliated issuers ................................ $2,665,724,763 $2,879,745 $2,680,453,857
Value - Non-controlled affiliates (Note 3 f ) ...................... — 320,746 —
Cash .................................................. 62,510 — 85,904
Foreign currency, at value (cost $1, $36 and $– respectively) ........ — 36 —
Receivables:
Investment securities sold ................................. 10,485,526 2,312 —
Capital shares sold ...................................... 4,758,377 11,781 568,759
Dividends and interest ................................... 12,515,629 4,717 5,395,625
European Union tax reclaims (Note 1 d ) ....................... 372,462 — 804,682
Affiliates .............................................. — 11,924 —
Total assets ........................................ 2,693,919,267 3,231,261 2,687,308,827
Liabilities:
Payables:
Investment securities purchased ............................ 7,990,720 — —
Capital shares redeemed ................................. 2,955,424 — 1,986,295
Management fees ....................................... 1,363,941 — 1,435,395
Distribution fees ........................................ 365,385 126 492,355
Transfer agent fees ...................................... 1,161,449 — 367,120
Registration and filing fees ................................ — 34,614 —
Professional fees ....................................... — 23,371 —
Trustees' fees and expenses ............................... 30,238 586 16,892
IRS closing agreement payments for European Union tax reclaims
(Note 1 d ) ............................................. 21,888,293 — 14,339,844
Deferred tax ............................................. 1,425,619 10,442 536,263
Accrued expenses and other liabilities ......................... 472,145 3,016 272,905
Total liabilities ....................................... 37,653,214 72,155 19,447,069
Net assets, at value ............................... $2,656,266,053 $3,159,106 $2,667,861,758
Net assets consist of:
Paid-in capital ........................................... $2,682,262,061 $2,740,681 $2,092,139,479
Total distributable earnings (losses) ........................... (25,996,008) 418,425 575,722,279
Net assets, at value ............................... $2,656,266,053 $3,159,106 $2,667,861,758

Templeton Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
February 29, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
Foreign Fund
Templeton
International
Climate Change
Fund
Templeton
World Fund
Class A:
Net assets, at value ..................................... $1,549,806,576 $567,508 $2,518,409,215
Shares outstanding ...................................... 198,545,717 47,951 155,255,463
Net asset value per share
a,b
................................ $7.81 $11.83 $16.22
Maximum offering price per share (net asset value per share ÷
94.50%)
b
.............................................. $8.26 $12.53 $17.16
Class C:
Net assets, at value ..................................... $18,341,114 $14,716 $6,345,255
Shares outstanding ...................................... 2,342,164 1,243 410,849
Net asset value and maximum offering price per share
a,b
.......... $7.83 $11.84 $15.44
Class R:
Net assets, at value ..................................... $114,692,780 $— $—
Shares outstanding ...................................... 15,061,993 — —
Net asset value and maximum offering price per share
b
........... $7.61 $— $—
Class R6:
Net assets, at value ..................................... $336,318,389 $5,196 $25,244,072
Shares outstanding ...................................... 44,017,912 437 1,556,466
Net asset value and maximum offering price per share
b
........... $7.64 $11.89 $16.22
Advisor Class:
Net assets, at value ..................................... $637,107,194 $2,571,686 $117,863,216
Shares outstanding ...................................... 83,267,032 216,224 7,264,340
Net asset value and maximum offering price per share
b
........... $7.65 $11.89 $16.22
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Templeton Funds
Financial Statements
Statements of Operations
for the six months ended February 29, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Foreign Fund
Templeton
International
Climate Change
Fund
Templeton
World Fund
Investment income:
Dividends: (net of foreign taxes of $1,481,959, $1,660 and $301,875, respectively)
Unaffiliated issuers ...................................... $25,142,499 $11,917 $9,988,197
Non-controlled affiliates (Note 3f) ........................... — 6,498 —
Interest:
Unaffiliated issuers ...................................... 5,451,542 — 1,127,659
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... 36,982 — 29,780
Non-controlled affiliates (Note 3 f ) ........................... 28,951 — 528
Other income (Note 1 d ) .................................... 11,479 — 3,659,599
Less: IRS closing agreement payments for European Union tax reclaims
(Note 1 d ) ............................................... (600,332) — (395,512)
Total investment income ................................. 30,071,121 18,415 14,410,251
Expenses:
Management fees (Note 3 a ) ................................. 9,160,190 11,926 8,399,083
Distribution fees: (Note 3c )
    Class A .............................................. 1,936,671 1,148 2,662,474
    Class C .............................................. 97,526 38 31,436
    Class R .............................................. 283,045 — —
Transfer agent fees: (Note 3e )
    Class A .............................................. 1,058,924 127 762,524
    Class C .............................................. 13,338 2 2,103
    Class R .............................................. 77,378 — —
    Class R6 ............................................. 77,744 10 5,868
    Advisor Class .......................................... 425,220 337 33,706
Custodian fees ........................................... 117,473 497 43,998
Reports to shareholders fees ................................ 117,108 953 51,521
Registration and filing fees .................................. 55,961 27,837 38,896
Professional fees ......................................... 37,067 24,824 47,289
Trustees' fees and expenses ................................ 174,629 792 152,703
Other .................................................. 79,884 6,676 35,029
Total expenses ....................................... 13,712,158 75,167 12,266,630
Expenses waived/paid by affiliates (Note 3f and 3g) ............ (429,565) (58,116) (2,065)
Net expenses ....................................... 13,282,593 17,051 12,264,565
Net investment income .............................. 16,788,528 1,364 2,145,686
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $–, $1,543 and $497,287 respectively)
Unaffiliated issuers .................................... (70,439,135) (26,138) (121,255,185)
Foreign currency transactions .............................. (75,572) 1,947 (98,914)
Net realized gain (loss) ................................ (70,514,707) (24,191) (121,354,099)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 124,780,095 164,829 519,734,038
Translation of other assets and liabilities denominated in foreign currencies ........................................... (85,407) 14 (8,604)
Change in deferred taxes on unrealized appreciation ............. 767,672 (6,672) (536,263)
Net change in unrealized appreciation (depreciation) .......... 125,462,360 158,171 519,189,171
Net realized and unrealized gain (loss) .......................... 54,947,653 133,980 397,835,072
Net increase (decrease) in net assets resulting from operations ........ $71,736,181 $135,344 $399,980,758

Templeton Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton Foreign Fund
Templeton International Climate Change
Fund
Six Months Ended
February 29, 2024
(unaudited)
Year Ended
August 31, 2023
Six Months Ended
February 29, 2024
(unaudited)
Year Ended
August 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ............ $16,788,528 $59,940,318 $1,364 $65,413
Net realized gain (loss) ............ (70,514,707) 90,928,670 (24,191) (50,264)
Net change in unrealized appreciation
(depreciation) ................. 125,462,360 417,063,152 158,171 508,176
Net increase (decrease) in net
assets resulting from operations . 71,736,181 567,932,140 135,344 523,325
Distributions to shareholders:
Class A ........................ (38,812,451) (17,674,304) (19,768) (6,003)
Class C ........................ (295,894) (51,405) (266) (235)
Class R ........................ (2,632,847) (1,094,380) — —
Class R6 ....................... (9,644,844) (4,832,491) (95) (246)
Advisor Class ................... (17,081,011) (8,718,598) (46,008) (113,511)
Total distributions to shareholders ..... (68,467,047) (32,371,178) (66,137) (119,995)
Capital share transactions: (Note 2 )
Class A ........................ (60,372,693) (127,590,385) (415,229) 941,636
Class C ........................ (3,421,330) (6,998,992) 2,782 6,454
Class R ........................ (2,191,808) (10,994,510) — —
Class R6 ....................... (4,703,709) (15,350,359) — —
Advisor Class ................... (41,779,459) (49,294,028) 11,926 158,680
Total capital share transactions ....... (112,468,999) (210,228,274) (400,521) 1,106,770
Net increase (decrease) in net
assets ..................... (109,199,865) 325,332,688 (331,314) 1,510,100
Net assets:
Beginning of period ................ 2,765,465,918 2,440,133,230 3,490,420 1,980,320
End of period ..................... $2,656,266,053 $2,765,465,918 $3,159,106 $3,490,420

Templeton Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton World Fund
Six Months Ended
February 29, 2024
(unaudited)
Year Ended
August 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $2,145,686 $7,436,986
Net realized gain (loss) ................................................. (121,354,099) 1,027,156
Net change in unrealized appreciation (depreciation) ........................... 519,189,171 393,255,988
Net increase (decrease) in net assets resulting from operations ................ 399,980,758 401,720,130
Distributions to shareholders:
Class A ............................................................. (14,953,871) (31,728,587)
Class C ............................................................. — (79,288)
Class R6 ............................................................ (205,885) (605,219)
Advisor Class ........................................................ (895,055) (1,357,839)
Total distributions to shareholders .......................................... (16,054,811) (33,770,933)
Capital share transactions: (Note 2 )
Class A ............................................................. (134,908,817) (197,637,235)
Class C ............................................................. (1,127,261) (1,899,715)
Class R6 ............................................................ (16,221,465) (1,391,055)
Advisor Class ........................................................ 1,615,733 1,248,719
Total capital share transactions ............................................ (150,641,810) (199,679,286)
Net increase (decrease) in net assets ................................... 233,284,137 168,269,911
Net assets:
Beginning of period ..................................................... 2,434,577,621 2,266,307,710
End of period .......................................................... $2,667,861,758 $2,434,577,621

Templeton Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Templeton Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of three separate funds (Funds). The Funds follow the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC
946) and apply the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
classes of shares offered within each of the Funds are
indicated below. Class C shares automatically convert to
Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
Class A, Class C, Class R, Class R6 & Advisor Class
Templeton Foreign Fund
Templeton International Climate Change Fund
Class A, Class C, Class R6 & Advisor Class
Templeton World Fund
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between
the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value

Templeton Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
February 29, 2024, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and
is used to invest in a money market fund managed by
Franklin Advisers, Inc., an affiliate of the Funds. Additionally, at February 29 , 2024 , Templeton Foreign Fund and
Templeton World Fund held $50,821,086 and $31,440,319,
respectively, in U.S. Government and Agency securities
as collateral. These securities are held as collateral in
segregated accounts with the Funds’ custodian. The Fund
cannot repledge or resell these securities held as collateral.
As such, the non-cash collateral is excluded from the
Statements of Assets and Liabilities. The Fund may receive
income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statements of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on
its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market
using the collateral received. The securities lending agent
has agreed to indemnify the Fund in the event of default
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
by a third party borrower. At February 29 , 2024 , Templeton
International Climate Change Fund had no securities on
loan.
d. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements of
Operations and any related receivable, if any, is reflected as
European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Funds during a fiscal year exceed foreign withholding taxes paid by the Funds,
and the Funds previously passed through to its shareholders
foreign taxes incurred by the Funds to be used as a credit
or deduction on a shareholder’s income tax return, the
Funds will enter into a closing agreement with the Internal
Revenue Service (IRS) in order to pay the associated tax
liability on behalf of the Funds' shareholders. Templeton
Foreign Fund and Templeton World Fund determined to
enter into closing agreements with the IRS and recorded the
estimated payments as a reduction to income, as reflected in the Statements of Operations.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of February 29, 2024, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued
daily. Dividend income is recorded on the ex-dividend date
except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Funds. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
1. Organization and Significant Accounting Policies
(continued)
c. Securities Lending
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At February 29, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Templeton Foreign Fund
Templeton International Climate
Change Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended February 29, 2024
Shares sold
a
................................... 5,773,875 $44,011,720 71,561 $818,965
Shares issued in reinvestment of distributions .......... 4,666,811 36,681,131 1,662 19,677
Shares redeemed ............................... (18,383,341) (141,065,544) (109,409) (1,253,871)
Net increase (decrease) .......................... (7,942,655) $(60,372,693) (36,186) $(415,229)
Year ended August 31, 2023
Shares sold
a
................................... 18,464,161 $134,477,091 121,328 $1,361,086
Shares issued in reinvestment of distributions .......... 2,451,683 16,720,477 559 5,758
Shares redeemed ............................... (38,885,805) (278,787,953) (38,187) (425,208)
Net increase (decrease) .......................... (17,969,961) $(127,590,385) 83,700 $941,636
Class C
1. Organization and Significant Accounting Policies
(continued)
e. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Foreign Fund
Templeton International Climate
Change Fund
Shares Amount Shares Amount
Class C Shares:
Six Months ended February 29, 2024
Shares sold ................................... 132,931 $1,023,363 337 $3,829
Shares issued in reinvestment of distributions .......... 36,830 290,964 15 177
Shares redeemed
a
.............................. (612,364) (4,735,657) (104) (1,224)
Net increase (decrease) .......................... (442,603) $(3,421,330) 248 $2,782
Year ended August 31, 2023
Shares sold ................................... 634,917 $4,603,951 558 $6,454
Shares issued in reinvestment of distributions .......... 7,484 51,192 — —
Shares redeemed
a
.............................. (1,666,045) (11,654,135) — —
Net increase (decrease) .......................... (1,023,644) $(6,998,992) 558 $6,454
Class R
Class R Shares:
Six Months ended February 29, 2024
Shares sold ................................... 827,171 $6,216,199 — $—
Shares issued in reinvestment of distributions .......... 342,528 2,627,190 — —
Shares redeemed ............................... (1,473,280) (11,035,197) — —
Net increase (decrease) .......................... (303,581) $(2,191,808) — $—
Six Months ended August 31, 2023
Shares sold ................................... 2,067,697 $14,539,898 — $—
Shares issued in reinvestment of distributions .......... 163,984 1,092,131 — —
Shares redeemed ............................... (3,736,121) (26,626,539) — —
Net increase (decrease) .......................... (1,504,440) $(10,994,510) — $—
Class R6
Class R6 Shares:
Six Months ended February 29, 2024
Shares sold ................................... 4,408,032 $33,221,163 — $—
Shares issued in reinvestment of distributions .......... 1,089,371 8,377,264 — —
Shares redeemed ............................... (6,171,651) (46,302,136) — —
Net increase (decrease) .......................... (674,248) $(4,703,709) — $—
Year ended August 31, 2023
Shares sold ................................... 11,025,849 $78,141,072 — $—
Shares issued in reinvestment of distributions .......... 634,986 4,241,705 — —
Shares redeemed ............................... (13,888,696) (97,733,136) — —
Net increase (decrease) .......................... (2,227,861) $(15,350,359) — $—
Advisor Class
2. Shares of Beneficial Interest
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Foreign Fund
Templeton International Climate
Change Fund
Shares Amount Shares Amount
Advisor Class Shares:
Six Months ended February 29, 2024
Shares sold ................................... 9,722,394 $72,733,903 1,233 $14,738
Shares issued in reinvestment of distributions .......... 2,040,870 15,714,698 275 3,267
Shares redeemed ............................... (17,567,121) (130,228,060) (524) (6,079)
Net increase (decrease) .......................... (5,803,857) $(41,779,459) 984 $11,926
Year ended August 31, 2023
Shares sold ................................... 23,938,302 $170,152,009 18,449 $219,837
Shares issued in reinvestment of distributions .......... 1,223,343 8,184,167 118 1,212
Shares redeemed ............................... (33,228,043) (227,630,204) (5,425) (62,369)
Net increase (decrease) .......................... (8,066,398) $(49,294,028) 13,142 $158,680
Templeton World Fund
Shares Amount
Class A
Class A Shares:
Six Months ended February 29, 2024
Shares sold
a
................................... 3,211,586 $46,224,512
Shares issued in reinvestment of distributions .......... 928,168 13,616,230
Shares redeemed ............................... (13,444,342) (194,749,559)
Net increase (decrease) .......................... (9,304,588) $(134,908,817)
Year ended August 31, 2023
Shares sold
a
................................... 11,879,311 $152,104,842
Shares issued in reinvestment of distributions .......... 2,535,772 29,423,758
Shares redeemed ............................... (30,260,078) (379,165,835)
Net increase (decrease) .......................... (15,844,995) $(197,637,235)
Class C
Class C Shares:
Six Months ended February 29, 2024
Shares sold ................................... 32,086 $429,372
Shares redeemed
a
.............................. (111,439) (1,556,633)
Net increase (decrease) .......................... (79,353) $(1,127,261)
Year ended August 31, 2023
Shares sold ................................... 181,830 $2,243,324
Shares issued in reinvestment of distributions .......... 7,104 78,786
Shares redeemed
a
.............................. (348,831) (4,221,825)
Net increase (decrease) .......................... (159,897) $(1,899,715)
Class R6
2. Shares of Beneficial Interest
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Templeton World Fund
Shares Amount
Class R6 Shares:
Six Months ended February 29, 2024
Shares sold ................................... 177,139 $2,521,763
Shares issued in reinvestment of distributions .......... 13,687 200,657
Shares redeemed ............................... (1,423,534) (18,943,885)
Net increase (decrease) .......................... (1,232,708) $(16,221,465)
Year ended August 31, 2023
Shares sold ................................... 464,419 $5,841,348
Shares issued in reinvestment of distributions .......... 27,679 320,529
Shares redeemed ............................... (590,728) (7,552,932)
Net increase (decrease) .......................... (98,630) $(1,391,055)
Advisor Class
Advisor Class Shares:
Six Months ended February 29, 2024
Shares sold ................................... 795,088 $11,619,816
Shares issued in reinvestment of distributions .......... 57,657 845,823
Shares redeemed ............................... (762,010) (10,849,906)
Net increase (decrease) .......................... 90,735 $1,615,733
Year ended August 31, 2023
Shares sold ................................... 3,260,778 $42,886,023
Shares issued in reinvestment of distributions .......... 109,395 1,268,495
Shares redeemed ............................... (3,482,114) (42,905,799)
Net increase (decrease) .......................... (111,941) $1,248,719
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Templeton Investments Corp. (FTIC) Investment manager
Franklin Templeton Investment Management Ltd. (FTIML) Investment manager
Templeton Global Advisors Limited (Global Advisors) Investment manager
Templeton Asset Management Ltd (Asset Management) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
a. Management Fees
Templeton Foreign Fund pays an investment management fee, calculated daily and paid monthly, to Global Advisors based on the average daily net assets of the Fund as follows:
Templeton International Climate Change Fund pays an investment management fee, calculated daily and paid monthly, to
FTIC based on the average daily net assets of the Fund as follows:
Templeton World Fund pays an investment management fee, calculated daily and paid monthly, to Global Advisors based on the average daily net assets of the Fund as follows:
For the period ended February 29, 2024, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
Annualized Fee Rate Net Assets
0.705% Up to and including $1 billion
0.690% Over $1 billion, up to and including $5 billion
0.675% Over $5 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% Over $20 billion, up to and including $25 billion
0.605% Over $25 billion, up to and including $30 billion
0.595% Over $30 billion, up to and including $35 billion
0.585% In excess of $35 billion
Annualized Fee Rate Net Assets
0.705% Up to and including $500 million
0.690% Over $500 million, up to and including $1 billion
0.675% Over $1 billion, up to and including $5 billion
0.655% Over $5 billion, up to and including $10 billion
0.635% Over $10 billion, up to and including $15 billion
0.615% Over $15 billion, up to and including $20 billion
0.605% Over $20 billion, up to and including $25 billion
0.595% Over $25 billion, up to and including $30 billion
0.585% In excess of $30 billion
Annualized Fee Rate Net Assets
0.705% Up to and including $1 billion
0.690% Over $1 billion, up to and including $5 billion
0.675% Over $5 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% In excess of $20 billion
3. Transactions with Affiliates
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Under a subadvisory agreement, FTIML and Global Advisors, affiliates of FTIC, provide subadvisory services to Templeton
International Climate Change Fund. The subadvisory fee is paid by FTIC based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
Effective March 31, 2024, under a subadvisory agreement, Asset Management, an affiliate of Global Advisors, will provide subadvisory services to Templeton World Fund. The subadvisory fee will be paid by Global Advisors based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Global Advisors, FT Services provides administrative services to Templeton Foreign Fund and
Templeton World Fund. The fee is paid by Global Advisors based on the Funds’ average daily net assets, and is not an additional expense of the Funds.
Under an agreement with FTIC, FT Services provides administrative services to Templeton International Climate Change
Fund. The fee is paid by FTIC based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plan, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Funds' shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Templeton
Foreign Fund
Templeton
International
Climate Change
Fund
Templeton
World Fund
Gross effective investment management fee rate ........ 0.695% 0.705% 0.696%
Templeton
Foreign Fund
Templeton
International
Climate Change
Fund
Templeton
World Fund
Class A ............................... 0.25% 0.25% 0.25%
Class C ............................... 1.00% 1.00% 1.00%
Class R ............................... 0.50% 0.50% —%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2023, the fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. Prior to October 1, 2023, the fees were based on an annualized asset based fee of 0.016% plus a transaction based fee. In addition, each class reimburses Investor
Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended February 29, 2024, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the period ended February 29, 2024, investments in affiliated management investment companies were as follows:
Templeton
Foreign Fund
Templeton
International
Climate Change
Fund
Templeton
World Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $20,876 $122 $16,612
CDSC retained ........................... $2,441 $— $121
Templeton
Foreign Fund
Templeton
International
Climate Change
Fund
Templeton
World Fund
Transfer agent fees ........................ $553,038 $476 $331,795
3. Transactions with Affiliates
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
g. Waiver and Expense Reimbursements
Global Advisors has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Templeton Foreign Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.85%, based on the average net assets of each class until December 31, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
FTIC has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Templeton International Climate Change Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund does not exceed 0.97% based on the average net assets of each class until December 31, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of the Funds have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until December 31, 2024.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Foreign Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.984% $— $22,751,798 $(22,751,798) $— $— $— — $28,951
Total Affiliated Securities ... $— $22,751,798 $(22,751,798) $— $— $— $28,951
Templeton International Climate Change Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.984% $289,072 $774,323 $(742,649) $— $— $320,746 320,746 $6,498
Total Affiliated Securities ... $289,072 $774,323 $(742,649) $— $— $320,746 $6,498
Templeton World Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.984% $— $585,625 $(585,625) $— $— $— — $528
Total Affiliated Securities ... $— $585,625 $(585,625) $— $— $— $528
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
h. Other Affiliated Transactions
At February 29, 2024, Franklin Resources, Inc. owned 75.2% of Templeton International Climate Change Fund's outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2023, the capital loss carryforwards were as follows:
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At August 31, 2023, Templeton World Fund deferred post-October capital losses of
$15,884,478.
At February 29, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, passive foreign investment company shares and corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended February 29, 2024, were as follows:
Templeton
Foreign Fund
Templeton
International
Climate Change
Fund
1 1 1
Capital loss carryforwards not subject to expiration:
Long term ............................. $ 282,123,323 $ 40,703
Templeton
Foreign Fund
Templeton
International
Climate Change
Fund
Templeton
World Fund
a a a a
Cost of investments ....................... $2,343,315,550 $2,707,990 $1,967,898,808
Unrealized appreciation ..................... $585,149,388 $671,833 $753,559,673
Unrealized depreciation ..................... (262,740,175) (179,332) (41,004,624)
Net unrealized appreciation (depreciation) ....... $322,409,213 $492,501 $712,555,049
Templeton
Foreign Fund
Templeton
International
Climate Change
Fund
Templeton
World Fund
Purchases .............................. $494,680,334 $242,725 $479,891,107
Sales .................................. $490,640,051 $781,379 $631,200,308
3. Transactions with Affiliates
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
7. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended February 29, 2024, the
Funds did not use the Global Credit Facility.
8. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 29, 2024, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Foreign Fund
Assets:
Investments in Securities:
Common Stocks :
China ............................... $ 44,555,079 $ 126,866,270 $ — $ 171,421,349
Denmark ............................. — 53,520,264 — 53,520,264
France ............................... — 178,882,798 — 178,882,798
Germany ............................. — 189,470,261 — 189,470,261
Hong Kong ........................... — 93,927,762 — 93,927,762
India ................................ — 50,845,833 — 50,845,833
Ireland ............................... — 79,853,795 — 79,853,795
Japan ............................... — 136,441,421 — 136,441,421

Templeton Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Level 1 Level 2 Level 3 Total
Templeton Foreign Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Netherlands ........................... $ — $ 266,693,038 $ — $ 266,693,038
Portugal .............................. — 23,067,118 — 23,067,118
South Korea .......................... — 309,741,325 — 309,741,325
Spain ................................ — 20,492,561 — 20,492,561
Sweden .............................. — 59,309,266 — 59,309,266
Switzerland ........................... — 44,870,602 — 44,870,602
Taiwan ............................... — 92,702,081 — 92,702,081
United Kingdom ........................ — 555,389,029 — 555,389,029
United States .......................... 164,643,124 77,153,136 — 241,796,260
Short Term Investments ................... — 97,300,000 — 97,300,000
Total Investments in Securities ........... $209,198,203 $2,456,526,560
a
$— $2,665,724,763
Templeton International Climate Change Fund
Assets:
Investments in Securities:
Common Stocks :
Chile ................................ — 43,448 — 43,448
Denmark ............................. — 192,373 — 192,373
France ............................... — 359,547 — 359,547
Germany ............................. — 322,740 — 322,740
India ................................ — 153,204 — 153,204
Ireland ............................... — 173,667 — 173,667
Italy ................................. — 148,434 — 148,434
Japan ............................... — 231,408 — 231,408
Netherlands ........................... — 165,103 — 165,103
Norway .............................. — 104,550 — 104,550
Singapore ............................ — 95,273 — 95,273
South Korea .......................... — 41,087 — 41,087
Spain ................................ — 24,478 — 24,478
Taiwan ............................... 154,147 — — 154,147
United Kingdom ........................ — 354,155 — 354,155
United States .......................... 78,942 237,189 — 316,131
Short Term Investments ................... 320,746 — — 320,746
Total Investments in Securities ........... $553,835 $2,646,656
b
$— $3,200,491
Templeton World Fund
Assets:
Investments in Securities:
Common Stocks :
China ............................... — 32,453,112 — 32,453,112
France ............................... — 90,795,375 — 90,795,375
Germany ............................. — 133,357,788 — 133,357,788
India ................................ — 140,152,989 — 140,152,989
Japan ............................... — 91,145,847 — 91,145,847
Netherlands ........................... — 25,784,941 — 25,784,941
Taiwan ............................... — 85,924,476 — 85,924,476
United Kingdom ........................ — 213,838,280 — 213,838,280
United States .......................... 1,759,823,122 67,177,927 — 1,827,001,049
Short Term Investments ................... — 40,000,000 — 40,000,000
Total Investments in Securities ........... $1,759,823,122 $920,630,735
c
$— $2,680,453,857
a
Includes foreign securities valued at $2,359,226,560, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument
Valuation note for more information.
8. Fair Value Measurements
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
10. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
b
Includes foreign securities valued at $2,646,656, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument
Valuation note for more information.
c
Includes foreign securities valued at $880,630,735, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument
Valuation note for more information.
Currency
GBP
British Pound
HKD
Hong Kong Dollar
Selected Portfolio
ADR American Depositary Receipt
8. Fair Value Measurements
(continued)

Templeton Funds
Shareholder Information

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Semiannual Report
Board Approval of Investment
Management Agreements
TEMPLETON FUNDS
Templeton World Fund
(Fund)
At an in-person meeting held on February 26, 2024
(Meeting), the Board of Trustees (Board) of Templeton
Funds (Trust), including a majority of the trustees who
are not “interested persons” as defined in the Investment
Company Act of 1940) (Independent Trustees), reviewed
and approved a new investment sub-advisory agreement
between Templeton Global Advisors Limited (Manager),
the Fund’s investment manager, and Templeton Asset
Management Ltd. (Sub-Adviser), an affiliate of the Manager,
on behalf of the Fund (Sub-Advisory Agreement), for an
initial two-year period. The Independent Trustees received
advice from and met separately with Independent Trustee
counsel in considering whether to approve the Sub-Advisory
Agreement.
The Board reviewed and considered information provided by
the Manager at the Meeting with respect to the Sub-Advisory
Agreement. The Board also reviewed and considered the
factors it deemed relevant in approving the Sub-Advisory
Agreement, including, but not limited to: (i) the nature,
extent, and quality of the services to be provided by the Sub-
Adviser; and (ii) the costs of the services to be provided by the Sub-Adviser. The Board further reviewed and considered
information provided by management showing the expected
impact of hiring the Sub-Adviser on the Manager’s
profitability consistent with the Order (as defined below).
The Board also considered that management proposed that
the Board approve the Sub-Advisory Agreement in order
to facilitate portfolio management team changes, effective
March 31, 2024. The Board reviewed and further considered
the form of Sub-Advisory Agreement and the terms of the
Sub-Advisory Agreement, which were discussed at the
Meeting, noting that the terms and conditions of the Sub-
Advisory Agreement were identical (except with respect to
the sub-advisory fee) to the terms and conditions of sub-
advisory agreements for other Franklin Templeton (FT)
mutual funds.
In approving the Sub-Advisory Agreement, the Board,
including a majority of the Independent Trustees, determined that the hiring of the Sub-Adviser is in the best interests of the Fund and its shareholders and does not involve a conflict of interest from which the Manager or Sub-Adviser derives
an inappropriate advantage. The Board also determined
that the terms of the Sub-Advisory Agreement are fair and
reasonable. While attention was given to all information
furnished, the following discusses some primary factors
relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services to be provided by the Sub-Adviser and currently
being provided by the Manager and its affiliates to the Fund and its shareholders. In doing so, the Board noted that the
Fund employs a “manager of managers” structure pursuant
to an exemptive order (Order) granted to the Manager by
the U.S. Securities and Exchange Commission, whereby the
Manager and the Fund may, without shareholder approval,
enter into sub-advisory agreements with sub-advisers
that are indirect or direct wholly owned subsidiaries of
Franklin Resources, Inc. (FRI). In particular, with respect
to the Sub-Adviser, the Board took into account that the
new portfolio manager proposed to serve as a portfolio
manager for the Fund is an employee of the Sub-Adviser.
The Board reviewed and considered information regarding
the nature, quality and extent of investment sub-advisory
services to be provided by the Sub-Adviser to the Fund and
its shareholders under the Sub-Advisory Agreement; the
Sub-Adviser’s experience as a manager of other funds and
accounts, including those within the FT organization; the
personnel, operations, financial condition, and investment
management capabilities, methodologies and resources
of the Sub-Adviser and the Sub-Adviser’s capabilities,
as demonstrated by, among other things, its policies and
procedures reasonably designed to prevent violations of the
federal securities laws.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of FRI, the parent of the Manager and the Sub-
Adviser, and its commitment to the mutual fund business as
evidenced by its reassessment of fund offerings in response
to the market environment and project initiatives and capital

Templeton Funds
Shareholder Information

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Semiannual Report
investments relating to the services provided to the Fund
by the FT organization. The Board specifically noted FT’s
commitment to technological innovation and advancement
and investments to promote alternative investing.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services to be provided by the Sub-Adviser to the Fund and its
shareholders.
Fund Performance
The Board noted its review and consideration of and
conclusions made regarding the performance results of the
Fund in connection with the 2023 annual contract renewals
(“Annual Contract Renewal”) of the Fund’s investment
management agreement and at regular Board meetings
throughout the year.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the investment sub-advisory fee to be charged by the
Sub-Adviser. The Board noted that the addition of the Sub-
Adviser will have no impact on the amount of management
fees that are currently paid by the Fund as the Sub-Adviser
will be paid by the Manager out of the management fee that
the Manager receives from the Fund. The Board further
noted that the allocation of the fee between the Manager
and the Sub-Adviser reflected the services to be provided
by the Sub-Adviser. The Board concluded that the proposed
investment sub-advisory fee to be paid to the Sub-Adviser is reasonable.
Management Profitability and Economies of Scale
The Board noted management’s belief that the Manager’s
profitability is not expected to materially change as a result of the addition of the Sub-Adviser. The Board determined that
its conclusions regarding profitability and economies of scale reached in connection with the Annual Contract Renewal of
the investment management agreement with the Manager
had not changed as a result of the proposal to approve the
Sub-Advisory Agreement.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the Sub-Advisory Agreement for an initial two-year period.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

TLF S 04/24
© 2024 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Templeton Funds
Investment Manager Distributor Shareholder Services
Franklin Templeton Investments Corp.
Templeton Global Advisors Limited
Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and
David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.             N/A

Item 5. Audit Committee
of Listed Registrants.
N/A

Item 6. Schedule of Investments.
                            N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                           N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.                          N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 14. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON FUNDS

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  April 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  April 29, 2024

By S\JEFFREY WHITE______________________
      Jeffrey White
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  April 29, 2024